SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Loss Per Share

	Three Months Ended September 30,
	2021	2020
Net Income (Loss) – Basic and Fully Diluted	$(576,801)	$793

Weighted Average Shares Outstanding
Basic	13,282,476	13,191,789
Fully Diluted	13,282,476	13,684,233

Loss Per Share - Basic and Fully Diluted	$(0.04)	$0.00